Insurance Contract Liabilities - Fair Value/Change In Interest Rates (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Carrying value	$ 35,353.9	$ 34,562.5
Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	34,560.2	33,807.2
Carrying value	35,353.9	34,562.5
Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	7,276.2	6,948.7
Carrying value	7,749.9	7,358.7
100 basis point increase | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	33,539.0	32,820.7
100 basis point increase | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	7,074.1	6,764.1
100 basis point decrease | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	35,686.3	34,877.5
100 basis point decrease | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	$ 7,494.8	$ 7,147.6